OPERATING SEGMENT INFORMATION - Summary of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Total revenue and other revenue	$ 144,661	$ 35,339	$ 50,328
Total collaboration revenue	482,580	249,804	66,677
Total revenue	627,241	285,143	117,005
United States of America
Disclosure Of Operating Segments [Line Items]
Total revenue and other revenue	144,341	35,160	50,000
Total collaboration revenue	434,708	234,734	66,602
China
Disclosure Of Operating Segments [Line Items]
Total revenue and other revenue	320	179	328
Europe
Disclosure Of Operating Segments [Line Items]
Total collaboration revenue	$ 47,872	$ 15,070	$ 75